Trade and Finance Receivables - Trade Receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables, less allowances	$ 252,068	$ 285,151
Trade receivables, reserved amounts related to one customer	(1,067)	(664)	32,967
Iranian customers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables, less allowances	17,000	20,000
Iranian customers | Customer not able to find acceptable methods of payment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade receivables, reserved amounts related to one customer	$ 2,000	$ 9,000